Expense Example	Apr. 28, 2026 USD ($)
Longleaf Partners Fund | Longleaf Partners Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	501
Expense Example, with Redemption, 10 Years	1,130
Longleaf Partners Small-Cap Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	556
Expense Example, with Redemption, 10 Years	1,241
Longleaf Partners Global Fund | Longleaf Partners Global Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	530
Expense Example, with Redemption, 10 Years	$ 1,177